Document and Entity Information	6 Months Ended
Jun. 30, 2016
Entity Registrant Name	TESORO LOGISTICS LP
Entity Central Index Key	0001507615
Document Type	8-K
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer